Additional Disclosures in the Statement Of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Reconciliation of Cash and Cash Equivalents
The table below presents the reconciliation between the item “Cash and cash equivalents” in the Statement of Cash Flows and the relevant accounting items of the Statement of financial position:

Composition	12/31/2025	12/31/2024	12/31/2023

Cash and deposits in banks	4,344,460,177	3,539,501,670	3,446,479,254
Debt securities at fair value through profit or loss	48,986,749	133,124,475	383,160,804
Other debt securities	118,117,576	87,509,366	124,829,061
Loans and other financing	7,297,084	6,791,205	11,580,123

Total	4,518,861,586	3,766,926,716	3,966,049,242

Summary of Additional Information on Operational Cash Flows Interest
The following table shows additional information on operational cash flows interest:

Composition	12/31/2025	12/31/2024	12/31/2023

Interest paid	(2,232,487,210)	(2,361,606,708)	(4,487,694,972)
Interest collected	3,642,444,360	2,966,626,109	6,581,348,001

Total	1,409,957,150	605,019,401	2,093,653,029

Summary of Additional Information of Changes in Liabilities Arising from Financing Activities
The following table shows further information of changes in liabilities arising from financing activities for the year ended December 31, 2025 (lease liabilities changes are disclosed in Note 22):

Composition	Financing received from the BCRA and other financial institutions	Issued Corporate Bonds	Subordinated Corporate Bonds

Opening balance	57,187,788	19,455,743	549,446,878
Cash flow items
Proceeds	85,421,927	720,401,897
Payments		(59,352,355)	(41,308,474)
Non-cash flow items
Movement in accrued interest	3,265,273	37,055,310	36,261,152
Derecognition or substantial modification of financial liabilities	330,089	60,075	1,739,519
Difference in quoted prices of foreign currency	33,228,268	139,523,440	197,553,678
Monetary effect	(26,190,191)	(99,559,533)	(155,660,589)

Ending balance	153,243,154	757,584,577	588,032,164